Summary of Significant Accounting Policies (Schedule Of Account Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Accounts receivable	$ 94,528	$ 130,037
Allowance for credit losses	(7,007)	(3,956)	$ (7,574)	$ (4,487)
Total	$ 87,521	$ 126,081